Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Schedule of inventory
	2025	2024
	€’000	€’000
LPG-related services (QIND / Al Shola)	800	1,130
Hydrogen technology (deconsolidated entity)	-
	800	1,130